Other Payables - Current other payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Payables [Abstract]
Accruals	£ 16,238	£ 15,801
Other payables	2,087	814
Other taxation and social security	5,897	2,830
Corporation tax	111	10
Other payables	£ 24,333	£ 19,455